Note 12 - Equity Incentive Schemes - Performance Shares Unvested Activity (Details) - Performance Shares [Member] - $ / shares $ / shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022
Performance Rights, Exercise Price A$ (in AUD per Share)	$ 0
Performance Rights, Number of Rights (in shares)	7,500,000	7,500,000	7,500,000
Performance Rights, Weighted Average Remaining Life in Years (Year)	0 years
Performance Rights, Exercisable Shares (in shares)	0